UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INCOME STOCK FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                             USAA INCOME STOCK Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2007

                                                                      (Form N-Q)

48490-0607                                   (C)2007, USAA. All rights reserved.

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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------

                 COMMON STOCKS (98.8%)

                 CONSUMER DISCRETIONARY (10.3%)
                 ADVERTISING (0.0%)
        2,200    Omnicom Group, Inc.                             $           230
                                                                 ---------------
                 APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
       13,800    Columbia Sportswear Co.                                     864
      120,800    Jones Apparel Group, Inc.                                 4,034
       57,300    Liz Claiborne, Inc.                                       2,562
       53,800    VF Corp.                                                  4,724
                                                                 ---------------
                                                                          12,184
                                                                 ---------------
                 APPAREL RETAIL (0.4%)
        6,100    Abercrombie & Fitch Co. "A"                                 498
       25,400    Foot Locker, Inc.                                           604
      351,600    Gap, Inc.                                                 6,311
        8,100    Men's Wearhouse, Inc.                                       351
       15,000    Ross Stores, Inc.                                           497
       66,200    TJX Companies, Inc.                                       1,847
                                                                 ---------------
                                                                          10,108
                                                                 ---------------
                 AUTO PARTS & EQUIPMENT (0.2%)
       57,000    Autoliv, Inc.                                             3,315
        5,700    Borg Warner, Inc.                                           444
        5,200    Johnson Controls, Inc.                                      532
       18,400    TRW Automotive Holdings Corp.*                              682
                                                                 ---------------
                                                                           4,973
                                                                 ---------------
                 AUTOMOBILE MANUFACTURERS (0.5%)
      757,100    Ford Motor Co.(a)                                         6,087
      170,500    General Motors Corp.(a)                                   5,325
       12,100    Thor Industries, Inc.                                       482
                                                                 ---------------
                                                                          11,894
                                                                 ---------------
                 AUTOMOTIVE RETAIL (0.2%)
      119,600    AutoNation, Inc.*                                         2,445
        8,500    AutoZone, Inc.*                                           1,131
       17,300    O'Reilly Automotive, Inc.*                                  616
       37,300    United Auto Group, Inc.                                     756
                                                                 ---------------
                                                                           4,948
                                                                 ---------------
                 BROADCASTING & CABLE TV (0.8%)
      436,600    CBS Corp. "B"                                            13,871
      208,850    Comcast Corp. "A"*                                        5,568
                                                                 ---------------
                                                                          19,439
                                                                 ---------------
                 CATALOG RETAIL (0.1%)
      102,200    Liberty Media Corp. Interactive "A"*                      2,558
                                                                 ---------------
                 COMPUTER & ELECTRONICS RETAIL (0.1%)
        5,500    Best Buy Co., Inc.                                          256
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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       94,000    RadioShack Corp.                                $         2,733
                                                                 ---------------
                                                                           2,989
                                                                 ---------------
                 DEPARTMENT STORES (0.5%)
        4,600    Dillard's, Inc. "A"                                         159
       18,800    Kohl's Corp.*                                             1,392
       60,300    Sears Holdings Corp.*(a)                                 11,512
                                                                 ---------------
                                                                          13,063
                                                                 ---------------
                 DISTRIBUTORS (0.2%)
      109,000    Genuine Parts Co.                                         5,386
                                                                 ---------------
                 EDUCATIONAL SERVICES (0.0%)
       12,600    Career Education Corp.*                                     372
        8,100    ITT Educational Services, Inc.*                             788
                                                                 ---------------
                                                                           1,160
                                                                 ---------------
                 FOOTWEAR (0.0%)
        9,000    NIKE, Inc. "B"                                              485
                                                                 ---------------
                 GENERAL MERCHANDISE STORES (0.4%)
        5,000    Big Lots, Inc.*                                             161
       67,000    Dollar General Corp.                                      1,430
       61,500    Dollar Tree Stores, Inc.*                                 2,418
       63,400    Family Dollar Stores, Inc.                                2,019
       53,900    Target Corp.                                              3,200
                                                                 ---------------
                                                                           9,228
                                                                 ---------------
                 HOME FURNISHINGS (0.1%)
       48,000    Leggett & Platt, Inc.                                     1,129
        9,200    Mohawk Industries, Inc.*(a)                                 829
                                                                 ---------------
                                                                           1,958
                                                                 ---------------
                 HOME IMPROVEMENT RETAIL (1.2%)
      555,800    Home Depot, Inc.                                         21,048
      246,600    Lowe's Companies, Inc.                                    7,536
       23,000    Sherwin-Williams Co.                                      1,467
                                                                 ---------------
                                                                          30,051
                                                                 ---------------
                 HOMEBUILDING (0.2%)
       33,000    Centex Corp.                                              1,477
       34,466    D.R. Horton, Inc.                                           765
       14,900    KB Home                                                     657
       32,600    Lennar Corp. "A"                                          1,392
        8,263    M.D.C. Holdings, Inc.                                       424
       19,000    Pulte Homes, Inc.                                           511
       21,000    Toll Brothers, Inc.*                                        625
                                                                 ---------------
                                                                           5,851
                                                                 ---------------
                 HOMEFURNISHING RETAIL (0.1%)
       27,300    Bed Bath & Beyond, Inc.*                                  1,112
       30,900    Rent-A-Center, Inc.*                                        860
                                                                 ---------------
                                                                           1,972
                                                                 ---------------
                 HOUSEHOLD APPLIANCES (0.1%)
        2,800    Black & Decker Corp.                                        254
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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
        7,900    Snap-On, Inc.                                   $           431
       14,400    Stanley Works                                               839
        5,131    Whirlpool Corp.                                             544
                                                                 ---------------
                                                                           2,068
                                                                 ---------------
                 HOUSEWARES & SPECIALTIES (0.3%)
      201,800    Newell Rubbermaid, Inc.                                   6,189
                                                                 ---------------
                 INTERNET RETAIL (0.4%)
      252,800    IAC/InterActiveCorp*                                      9,637
                                                                 ---------------
                 LEISURE PRODUCTS (0.2%)
       20,300    Brunswick Corp.                                             665
        4,000    Hasbro, Inc.                                                126
      181,900    Mattel, Inc.                                              5,148
                                                                 ---------------
                                                                           5,939
                                                                 ---------------
                 MOTORCYCLE MANUFACTURERS (0.1%)
       25,500    Harley-Davidson, Inc.                                     1,615
                                                                 ---------------
                 MOVIES & ENTERTAINMENT (1.3%)
      435,000    News Corp. "A"                                            9,740
      823,300    Time Warner, Inc.                                        16,985
      162,300    Walt Disney Co.                                           5,677
                                                                 ---------------
                                                                          32,402
                                                                 ---------------
                 PHOTOGRAPHIC PRODUCTS (0.1%)
       72,500    Eastman Kodak Co.                                         1,806
                                                                 ---------------
                 PUBLISHING (0.4%)
      116,200    Gannett Co., Inc.                                         6,630
        7,000    McGraw-Hill Companies, Inc.                                 459
       34,000    New York Times Co. "A"(a)                                   796
       65,500    Tribune Co.                                               2,148
                                                                 ---------------
                                                                          10,033
                                                                 ---------------
                 RESTAURANTS (1.4%)
       17,350    Applebee's International, Inc.                              471
       39,800    Brinker International, Inc.                               1,238
        8,300    CBRL Group, Inc.                                            370
       13,600    Darden Restaurants, Inc.                                    564
       11,800    Jack in the Box, Inc.*                                      786
      372,900    McDonald's Corp.                                         18,004
        9,800    OSI Restaurant Partners, Inc.                               390
       11,500    Starbucks Corp.*                                            357
      290,700    Wendy's International, Inc.                              10,959
                                                                 ---------------
                                                                          33,139
                                                                 ---------------
                 SPECIALTY STORES (0.5%)
       13,100    Claire's Stores, Inc.                                       427
      191,200    OfficeMax, Inc.                                           9,411
       58,400    Staples, Inc.                                             1,448
        5,600    Tiffany & Co.                                               267
                                                                 ---------------
                                                                          11,553
                                                                 ---------------
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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 TIRES & RUBBER (0.0%)
        5,500    Goodyear Tire & Rubber Co.*                     $           183
                                                                 ---------------
                 Total Consumer Discretionary                            253,041
                                                                 ---------------

                 CONSUMER STAPLES (8.0%)
                 -----------------------
                 AGRICULTURAL PRODUCTS (0.2%)
      129,300    Archer-Daniels-Midland Co.                                5,004
                                                                 ---------------
                 BREWERS (0.3%)
      147,500    Anheuser-Busch Companies, Inc.                            7,255
                                                                 ---------------
                 DRUG RETAIL (0.2%)
       22,315    CVS Corp.                                                   809
      123,800    Rite Aid Corp.*                                             760
       63,100    Walgreen Co.                                              2,770
                                                                 ---------------
                                                                           4,339
                                                                 ---------------
                 FOOD RETAIL (0.8%)
      314,500    Kroger Co.                                                9,281
      208,500    Safeway, Inc.                                             7,569
       62,842    SUPERVALU, Inc.                                           2,884
                                                                 ---------------
                                                                          19,734
                                                                 ---------------
                 HOUSEHOLD PRODUCTS (2.0%)
      181,200    Clorox Co.                                               12,155
       50,200    Energizer Holdings, Inc.*                                 4,878
      104,200    Kimberly-Clark Corp.                                      7,416
      397,800    Procter & Gamble Co.                                     25,583
                                                                 ---------------
                                                                          50,032
                                                                 ---------------
                 HYPERMARKETS & SUPER CENTERS (0.9%)
       36,300    BJ's Wholesale Club, Inc.*                                1,254
       28,400    Costco Wholesale Corp.                                    1,521
      424,400    Wal-Mart Stores, Inc.                                    20,337
                                                                 ---------------
                                                                          23,112
                                                                 ---------------
                 PACKAGED FOODS & MEAT (1.6%)
       29,800    Campbell Soup Co.                                         1,165
      328,300    ConAgra Foods, Inc.                                       8,070
        8,500    Dean Foods Co.                                              310
       40,100    General Mills, Inc.                                       2,402
       50,500    H.J. Heinz Co.                                            2,379
       87,382    Hormel Foods Corp.                                        3,328
       15,400    J.M. Smucker Co.                                            860
       19,600    Kellogg Co.                                               1,037
      332,999    Kraft Foods, Inc. "A"                                    11,145
       23,400    McCormick & Co., Inc.                                       869
      194,300    Sara Lee Corp.                                            3,188
        8,700    Smithfield Foods, Inc.*                                     266
      135,200    Tyson Foods, Inc. "A"                                     2,834
                                                                 ---------------
                                                                          37,853
                                                                 ---------------
                 PERSONAL PRODUCTS (0.1%)
       18,900    Alberto-Culver Co. "B"                                      459
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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
        8,400    Estee Lauder Companies, Inc. "A"                $           432
       10,600    NBTY, Inc.*                                                 524
                                                                 ---------------
                                                                           1,415
                                                                 ---------------
                 SOFT DRINKS (0.6%)
      214,900    Coca-Cola Co.                                            11,216
       62,600    Coca-Cola Enterprises, Inc.                               1,373
       48,900    Pepsi Bottling Group, Inc.                                1,604
       13,200    PepsiAmericas, Inc.                                         319
                                                                 ---------------
                                                                          14,512
                                                                 ---------------
                 TOBACCO (1.3%)
      298,300    Altria Group, Inc.(a)                                    20,559
       10,600    Reynolds American, Inc.                                     681
      205,800    UST, Inc.(a)                                             11,665
                                                                 ---------------
                                                                          32,905
                                                                 ---------------
                 Total Consumer Staples                                  196,161
                                                                 ---------------

                 ENERGY (13.1%)
                 --------------
                 INTEGRATED OIL & GAS (11.8%)
      689,201    Chevron Corp.                                            53,613
      567,177    ConocoPhillips                                           39,334
    2,208,500    Exxon Mobil Corp.                                       175,311
      157,600    Marathon Oil Corp.                                       16,004
       77,500    Occidental Petroleum Corp.                                3,929
                                                                 ---------------
                                                                         288,191
                                                                 ---------------
                 OIL & GAS EQUIPMENT & SERVICES (0.4%)
      166,100    Tidewater, Inc.                                          10,499
                                                                 ---------------
                 OIL & GAS EXPLORATION & PRODUCTION (0.4%)
       63,900    Anadarko Petroleum Corp.                                  2,982
       42,100    Apache Corp.                                              3,052
       36,000    Devon Energy Corp.                                        2,623
                                                                 ---------------
                                                                           8,657
                                                                 ---------------
                 OIL & GAS REFINING & MARKETING (0.5%)
        4,100    Sunoco, Inc.                                                310
      101,900    Tesoro Corp.                                             12,350
                                                                 ---------------
                                                                          12,660
                                                                 ---------------
                 OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        7,700    Overseas Shipholding Group, Inc.                            545
                                                                 ---------------
                 Total Energy                                            320,552
                                                                 ---------------

                 FINANCIALS (32.7%)
                 ------------------
                 ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
      151,915    American Capital Strategies Ltd.(a)                       7,395
      145,400    Bank of New York Co., Inc.                                5,886
       18,200    Mellon Financial Corp.                                      781
                                                                 ---------------
                                                                          14,062
                                                                 ---------------
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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 CONSUMER FINANCE (0.2%)
       13,600    AmeriCredit Corp.*                              $           343
       47,700    Capital One Financial Corp.                               3,542
                                                                 ---------------
                                                                           3,885
                                                                 ---------------
                 DIVERSIFIED BANKS (3.1%)
       74,300    Comerica, Inc.                                            4,600
      782,049    U.S. Bancorp(a)                                          26,863
      350,768    Wachovia Corp.                                           19,482
      681,200    Wells Fargo & Co.                                        24,448
                                                                 ---------------
                                                                          75,393
                                                                 ---------------
                 INSURANCE BROKERS (0.0%)
        5,500    Brown & Brown, Inc.                                         142
                                                                 ---------------
                 INVESTMENT BANKING & BROKERAGE (3.6%)
        5,300    Bear Stearns Companies, Inc.                                825
      139,500    E*TRADE Financial Corp.*                                  3,080
       79,900    Goldman Sachs Group, Inc.                                17,467
      210,800    Lehman Brothers Holdings, Inc.                           15,869
      155,100    Merrill Lynch & Co., Inc.                                13,995
      423,631    Morgan Stanley                                           35,589
       15,600    Raymond James Financial, Inc.                               479
                                                                 ---------------
                                                                          87,304
                                                                 ---------------
                 LIFE & HEALTH INSURANCE (0.7%)
       72,900    AFLAC, Inc.                                               3,743
       17,035    Lincoln National Corp.                                    1,212
       32,800    MetLife, Inc.                                             2,155
       26,800    Nationwide Financial Services, Inc. "A"                   1,531
       11,600    Principal Financial Group, Inc.                             736
       25,000    Protective Life Corp.                                     1,172
        5,200    Prudential Financial, Inc.                                  494
       21,700    StanCorp Financial Group, Inc.                            1,033
       36,000    Torchmark Corp.                                           2,459
      129,500    UnumProvident Corp.                                       3,222
                                                                 ---------------
                                                                          17,757
                                                                 ---------------
                 MULTI-LINE INSURANCE (3.1%)
      319,200    American Financial Group, Inc.                           11,258
      687,300    American International Group, Inc.                       48,049
       27,400    Hartford Financial Services Group, Inc.                   2,773
      300,223    HCC Insurance Holdings, Inc.                              9,205
      114,600    Loews Corp.                                               5,423
                                                                 ---------------
                                                                          76,708
                                                                 ---------------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (10.1%)
    1,721,983    Bank of America Corp.                                    87,649
    1,997,900    Citigroup, Inc.                                         107,128
      989,100    JPMorgan Chase & Co.                                     51,532
                                                                 ---------------
                                                                         246,309
                                                                 ---------------
                 PROPERTY & CASUALTY INSURANCE (3.2%)
      254,700    Allstate Corp.                                           15,873
       33,300    Ambac Financial Group, Inc.                               3,057
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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
      109,000    Chubb Corp.                                     $         5,868
        9,000    Cincinnati Financial Corp.                                  407
       35,500    Commerce Group, Inc.                                      1,158
       24,900    First American Corp.                                      1,282
        1,400    Markel Corp.*                                               643
      216,600    MBIA, Inc.(a)                                            15,067
       16,000    Mercury General Corp.                                       866
       86,875    Old Republic International Corp.                          1,848
      160,600    Philadelphia Consolidated Holding Corp.*                  6,970
       73,300    Progressive Corp.                                         1,691
       95,700    Safeco Corp.                                              6,387
      158,600    Travelers Companies, Inc.                                 8,580
      304,750    W.R. Berkley Corp.                                        9,901
                                                                 ---------------
                                                                          79,598
                                                                 ---------------
                 REGIONAL BANKS (2.8%)
        7,500    Associated Banc-Corp.                                       243
       17,400    BancorpSouth, Inc.                                          428
      262,500    BB&T Corp.                                               10,925
        3,200    City National Corp.                                         234
       22,600    Commerce Bancshares, Inc.                                 1,070
       27,800    Compass Bancshares, Inc.                                  1,895
       55,400    Cullen/Frost Bankers, Inc.                                2,835
      200,300    Fifth Third Bancorp                                       8,130
       54,900    First Horizon National Corp.                              2,153
       38,300    Firstmerit Corp.                                            800
      342,900    Huntington Bancshares, Inc.                               7,606
      198,200    KeyCorp                                                   7,072
       10,200    M&T Bank Corp.                                            1,136
      295,546    National City Corp.                                      10,802
       61,300    PNC Financial Services Group, Inc.                        4,542
       30,931    Regions Financial Corp.                                   1,085
       24,400    SunTrust Banks, Inc.                                      2,060
       16,400    Synovus Financial Corp.                                     518
       35,100    TCF Financial Corp.                                         950
       18,800    Trustmark Corp.                                             500
       37,600    UnionBanCal Corp.                                         2,312
       23,000    Valley National Bancorp                                     583
        8,000    Whitney Holding Corp.                                       246
                                                                 ---------------
                                                                          68,125
                                                                 ---------------
                 REINSURANCE (0.0%)
       13,100    Reinsurance Group of America, Inc.                          816
                                                                 ---------------
                 REITS - DIVERSIFIED (0.2%)
       38,500    Vornado Realty Trust                                      4,567
                                                                 ---------------
                 REITS - MORTGAGE (0.8%)
       49,500    Annaly Capital Management, Inc.                             788
      227,800    iStar Financial, Inc.                                    10,916
      250,500    Thornburg Mortgage, Inc.(a)                               6,964
                                                                 ---------------
                                                                          18,668
                                                                 ---------------
                 REITS - OFFICE (0.5%)
       39,600    Boston Properties, Inc.                                   4,655
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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
      183,400    Brandywine Realty Trust                         $         6,030
       21,000    HRPT Properties Trust                                       257
       48,900    Mack-Cali Realty Corp.                                    2,395
                                                                 ---------------
                                                                          13,337
                                                                 ---------------
                 REITS - SPECIALIZED (0.4%)
       72,400    Hospitality Properties Trust                              3,297
      166,600    Host Marriott Corp.                                       4,272
        2,900    Plum Creek Timber Co., Inc.                                 115
       58,500    Ventas, Inc.                                              2,466
                                                                 ---------------
                                                                          10,150
                                                                 ---------------
                 SPECIALIZED FINANCE (0.5%)
      210,900    CIT Group, Inc.                                          12,580
        1,700    Moody's Corp.                                               113
                                                                 ---------------
                                                                          12,693
                                                                 ---------------
                 THRIFTS & MORTGAGE FINANCE (2.9%)
      143,850    Astoria Financial Corp.                                   3,821
      401,700    Countrywide Financial Corp.                              14,895
        8,700    Downey Financial Corp.                                      582
      285,400    Fannie Mae(b)                                            16,816
      179,200    Freddie Mac(b)                                           11,608
       10,500    Fremont General Corp.                                        79
      173,700    Hudson City Bancorp, Inc.                                 2,314
       13,100    IndyMac Bancorp, Inc.(a)                                    396
       19,300    MGIC Investment Corp.(a)                                  1,189
       35,000    New York Community Bancorp, Inc.                            611
       24,400    PMI Group, Inc.                                           1,183
       23,700    Radian Group, Inc.                                        1,377
        4,500    Sovereign Bancorp, Inc.                                     109
        6,700    Washington Federal, Inc.                                    159
      347,212    Washington Mutual, Inc.(a)                               14,576
       15,000    Webster Financial Corp.                                     667
                                                                 ---------------
                                                                          70,382
                                                                 ---------------
                 Total Financials                                        799,896
                                                                 ---------------

                 HEALTH CARE (10.3%)
                 -------------------
                 BIOTECHNOLOGY (0.0%)
       12,400    Amgen, Inc.*                                                795
                                                                 ---------------
                 HEALTH CARE DISTRIBUTORS (1.5%)
      275,700    AmerisourceBergen Corp.                                  13,782
       71,300    Cardinal Health, Inc.                                     4,987
      308,800    McKesson Corp.                                           18,167
                                                                 ---------------
                                                                          36,936
                                                                 ---------------
                 HEALTH CARE EQUIPMENT (0.2%)
        9,200    Beckman Coulter, Inc.                                       578
        3,000    Biomet, Inc.                                                130
        5,300    IDEXX Laboratories, Inc.*                                   478
       13,500    Medtronic, Inc.                                             714
       23,200    Stryker Corp.                                             1,507

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USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
       14,800    Zimmer Holdings, Inc.*                          $         1,339
                                                                 ---------------
                                                                           4,746
                                                                 ---------------
                 HEALTH CARE FACILITIES (0.2%)
      237,600    Health Management Associates, Inc. "A"                    2,540
       74,800    Tenet Healthcare Corp.*                                     555
       11,900    Universal Health Services, Inc. "B"                         723
                                                                 ---------------
                                                                           3,818
                                                                 ---------------
                 HEALTH CARE SERVICES (0.1%)
       14,800    Express Scripts, Inc.*                                    1,414
       14,200    Lincare Holdings, Inc.*                                     560
       11,500    Quest Diagnostics, Inc.                                     562
                                                                 ---------------
                                                                           2,536
                                                                 ---------------
                 MANAGED HEALTH CARE (1.4%)
      242,100    Aetna, Inc.                                              11,350
       41,800    CIGNA Corp.                                               6,504
      139,300    Health Net, Inc.*                                         7,530
       93,600    UnitedHealth Group, Inc.                                  4,966
       32,469    WellPoint, Inc.*                                          2,564
                                                                 ---------------
                                                                          32,914
                                                                 ---------------
                 PHARMACEUTICALS (6.9%)
       48,900    Abbott Laboratories                                       2,769
      214,300    Bristol-Myers Squibb Co.                                  6,185
       45,200    Forest Laboratories, Inc.*                                2,405
       52,100    Johnson & Johnson                                         3,346
       53,300    King Pharmaceuticals, Inc.*                               1,090
      907,400    Merck & Co., Inc.                                        46,677
    3,964,400    Pfizer, Inc.                                            104,898
        8,700    Watson Pharmaceuticals, Inc.*                               237
       23,300    Wyeth                                                     1,293
                                                                 ---------------
                                                                         168,900
                                                                 ---------------
                 Total Health Care                                       250,645
                                                                 ---------------

                 INDUSTRIALS (6.7%)
                 ------------------
                 AEROSPACE & DEFENSE (0.9%)
        2,900    Alliant Techsystems Inc.*                                   270
       49,700    General Dynamics Corp.                                    3,901
       42,500    Honeywell International, Inc.                             2,302
       59,800    Northrop Grumman Corp.                                    4,404
       41,200    Raytheon Co.                                              2,206
      129,000    United Technologies Corp.                                 8,660
                                                                 ---------------
                                                                          21,743
                                                                 ---------------
                 AIR FREIGHT & LOGISTICS (0.2%)
       42,600    FedEx Corp.                                               4,492
                                                                 ---------------
                 AIRLINES (0.3%)
      299,900    AMR Corp.*(a)                                             7,824
                                                                 ---------------
                 BUILDING PRODUCTS (0.2%)
       21,500    American Standard Companies, Inc.                         1,184

10

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
      132,800    Masco Corp.(a)                                  $         3,613
                                                                 ---------------
                                                                           4,797
                                                                 ---------------
                 COMMERCIAL PRINTING (0.4%)
       26,000    Deluxe Corp.                                                984
      195,200    R.R. Donnelley & Sons Co.                                 7,847
                                                                 ---------------
                                                                           8,831
                                                                 ---------------
                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
      186,000    Agco Corp.*                                               7,762
       53,600    Cummins, Inc.                                             4,940
       34,400    Deere & Co.                                               3,763
       47,800    PACCAR, Inc.                                              4,014
                                                                 ---------------
                                                                          20,479
                                                                 ---------------
                 DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
       23,800    Avis Budget Group, Inc.*                                    670
        8,300    Cintas Corp.                                                311
                                                                 ---------------
                                                                             981
                                                                 ---------------
                 ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
      316,100    Waste Management, Inc.                                   11,825
                                                                 ---------------
                 HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
       25,900    Manpower, Inc.                                            2,078
                                                                 ---------------
                 INDUSTRIAL CONGLOMERATES (2.1%)
       69,800    Carlisle Companies, Inc.                                  2,874
    1,023,600    General Electric Co.                                     37,730
       98,600    Textron, Inc.                                            10,025
                                                                 ---------------
                                                                          50,629
                                                                 ---------------
                 INDUSTRIAL MACHINERY (0.5%)
       14,000    Crane Co.                                                   595
       10,000    Danaher Corp.                                               712
        8,100    Dover Corp.                                                 390
       25,000    Eaton Corp.                                               2,230
       43,600    Illinois Tool Works, Inc.                                 2,237
       45,500    ITT Industries, Inc.                                      2,903
        7,400    Pall Corp.                                                  311
        7,400    Parker-Hannifin Corp.                                       682
       13,400    SPX Corp.                                                   950
                                                                 ---------------
                                                                          11,010
                                                                 ---------------
                 OFFICE SERVICES & SUPPLIES (0.2%)
        8,300    IKON Office Solutions, Inc.                                 124
      111,700    Pitney Bowes, Inc.                                        5,362
                                                                 ---------------
                                                                           5,486
                                                                 ---------------
                 RAILROADS (0.5%)
      214,300    Norfolk Southern Corp.                                   11,409
                                                                 ---------------
                 TRADING COMPANIES & DISTRIBUTORS (0.0%)
       11,700    W.W. Grainger, Inc.                                         967
                                                                 ---------------

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 TRUCKING (0.0%)
       12,400    Ryder System, Inc.                              $           653
        2,300    Swift Transportation Co., Inc.*                              72
                                                                 ---------------
                                                                             725
                                                                 ---------------
                 Total Industrials                                       163,276
                                                                 ---------------

                 INFORMATION TECHNOLOGY (4.1%)
                 -----------------------------
                 APPLICATION SOFTWARE (0.4%)
        9,000    FactSet Research Systems, Inc.                              554
      362,843    Synopsys, Inc.*                                          10,036
                                                                 ---------------
                                                                          10,590
                                                                 ---------------
                 COMMUNICATIONS EQUIPMENT (0.2%)
      127,300    Cisco Systems, Inc.*                                      3,404
       11,800    Polycom, Inc.*                                              393
                                                                 ---------------
                                                                           3,797
                                                                 ---------------
                 COMPUTER HARDWARE (1.4%)
      170,400    Dell, Inc.*                                               4,296
       18,700    Diebold, Inc.                                               891
      483,300    Hewlett-Packard Co.                                      20,366
       75,800    International Business Machines Corp.                     7,748
                                                                 ---------------
                                                                          33,301
                                                                 ---------------
                 COMPUTER STORAGE & PERIPHERALS (0.4%)
      176,300    Lexmark International, Inc. "A"*                          9,608
                                                                 ---------------
                 DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
       16,100    Affiliated Computer Services, Inc. "A"*                     964
       98,200    Computer Sciences Corp.*                                  5,454
       54,700    Convergys Corp.*                                          1,382
       54,400    First Data Corp.                                          1,763
       19,500    Fiserv, Inc.*                                             1,037
          500    Moneygram International, Inc.                                14
                                                                 ---------------
                                                                          10,614
                                                                 ---------------
                 ELECTRONIC MANUFACTURING SERVICES (0.0%)
       20,300    Molex, Inc.                                                 606
                                                                 ---------------
                 SEMICONDUCTOR EQUIPMENT (0.1%)
       17,900    Novellus Systems, Inc.*                                     579
      146,100    Teradyne, Inc.*                                           2,550
                                                                 ---------------
                                                                           3,129
                                                                 ---------------
                 SEMICONDUCTORS (0.6%)
      239,013    Integrated Device Technology, Inc.*                       3,580
      511,800    Intel Corp.                                              11,004
                                                                 ---------------
                                                                          14,584
                                                                 ---------------
                 SYSTEMS SOFTWARE (0.5%)
      386,800    Microsoft Corp.                                          11,581
        4,500    Sybase, Inc.*                                               109
                                                                 ---------------
                                                                          11,690
                                                                 ---------------

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------
                 TECHNOLOGY DISTRIBUTORS (0.1%)
       12,700    CDW Corp.                                       $           915
       65,500    Ingram Micro, Inc. "A"*                                   1,285
       34,700    Tech Data Corp.*                                          1,233
                                                                 ---------------
                                                                           3,433
                                                                 ---------------
                 Total Information Technology                            101,352
                                                                 ---------------

                 MATERIALS (3.2%)
                 ----------------
                 ALUMINUM (0.4%)
      288,300    Alcoa, Inc.                                              10,232
                                                                 ---------------
                 COMMODITY CHEMICALS (0.0%)
        3,800    Lyondell Chemical Co.                                       118
                                                                 ---------------
                 DIVERSIFIED CHEMICALS (0.4%)
        3,700    Ashland, Inc.                                               222
        2,600    Cabot Corp.                                                 118
       65,000    Dow Chemical Co.                                          2,900
       60,300    E.I. du Pont de Nemours & Co.                             2,965
        9,000    Eastman Chemical Co.                                        609
       47,300    PPG Industries, Inc.                                      3,480
                                                                 ---------------
                                                                          10,294
                                                                 ---------------
                 DIVERSIFIED METALS & MINING (0.3%)
       89,180    Freeport-McMoRan Copper & Gold, Inc. "B"                  5,989
                                                                 ---------------
                 FOREST PRODUCTS (0.0%)
       10,300    Louisiana-Pacific Corp.                                     203
        3,400    Weyerhaeuser Co.                                            269
                                                                 ---------------
                                                                             472
                                                                 ---------------
                 INDUSTRIAL GASES (0.1%)
       20,900    Air Products & Chemicals, Inc.                            1,599
                                                                 ---------------
                 PAPER PACKAGING (0.7%)
      307,200    Bemis Co., Inc.                                          10,205
      144,100    Sonoco Products Co.                                       6,145
                                                                 ---------------
                                                                          16,350
                                                                 ---------------
                 PAPER PRODUCTS (0.3%)
      121,200    International Paper Co.                                   4,572
      110,600    MeadWestVaco Corp.                                        3,689
                                                                 ---------------
                                                                           8,261
                                                                 ---------------
                 SPECIALTY CHEMICALS (1.0%)
        2,700    Albemarle Corp.                                             115
      159,500    International Flavors & Fragrances, Inc.                  7,763
      214,800    Rohm & Haas Co.                                          10,991
      165,600    RPM International, Inc.                                   3,522
        2,800    Sigma-Aldrich Corp.                                         118
      102,300    Valspar Corp.                                             2,766
                                                                 ---------------
                                                                          25,275
                                                                 ---------------
                 Total Materials                                          78,590
                                                                 ---------------

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------

                 TELECOMMUNICATION SERVICES (7.4%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (7.2%)
    2,340,770    AT&T, Inc.                                      $        90,634
      196,400    CenturyTel, Inc.                                          9,044
    2,017,488    Verizon Communications, Inc.                             77,028
                                                                 ---------------
                                                                         176,706
                                                                 ---------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.2%)
       84,300    Telephone & Data Systems, Inc.                            4,801
                                                                 ---------------
                 Total Telecommunication Services                        181,507
                                                                 ---------------

                 UTILITIES (3.0%)
                 ----------------
                 ELECTRIC UTILITIES (1.2%)
       31,300    American Electric Power Co., Inc.                         1,572
        2,200    Edison International                                        115
       41,600    Entergy Corp.                                             4,707
      154,700    FirstEnergy Corp.                                        10,588
       17,500    FPL Group, Inc.                                           1,126
        9,900    Great Plains Energy, Inc.                                   323
       52,700    Pinnacle West Capital Corp.                               2,545
       23,000    PPL Corp.                                                 1,003
      149,700    Progress Energy, Inc.                                     7,567
                                                                 ---------------
                                                                          29,546
                                                                 ---------------
                 GAS UTILITIES (0.3%)
      208,900    Atmos Energy Corp.(a)                                     6,626
                                                                 ---------------
                 MULTI-UTILITIES (1.5%)
      185,883    Alliant Energy Corp.                                      8,142
      367,200    CenterPoint Energy, Inc.(a)                               6,914
       95,600    DTE Energy Co.                                            4,837
      134,500    NiSource, Inc.                                            3,307
      155,300    NSTAR                                                     5,575
       45,700    PG&E Corp.                                                2,313
      289,200    Xcel Energy, Inc.                                         6,967
                                                                 ---------------
                                                                          38,055
                                                                 ---------------
                 Total Utilities                                          74,227
                                                                 ---------------
                 Total Common Stocks (cost: $2,046,308)                2,419,247
                                                                 ---------------


                 MONEY MARKET INSTRUMENTS (1.1%)

                 MONEY MARKET FUNDS (1.1%)
   26,247,596    SSgA Prime Money Market Fund, 5.16% (c)
                 (cost:  $26,248)                                         26,248
                                                                 ---------------

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES    SECURITY                                                  (000)
--------------------------------------------------------------------------------


                 SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.7%)

                 MONEY MARKET FUNDS (0.0%)
      223,096    AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 5.24%(c)                             $           223
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)    SECURITY                                                  (000)
 -------------------------------------------------------------------------------

                 COMMERCIAL PAPER (1.0%)
   $   23,684    La Fayette Asset Securitization LLC, 5.37%(d),
                 5/22/2007                                                23,611
                                                                 ---------------

                 CORPORATE OBLIGATIONS (0.3%)
        7,000    American General Finance  Corp., 5.47%(e),
                 6/08/2007                                                 7,001
                                                                 ---------------

                 REPURCHASE AGREEMENTS (2.4%)
       13,000    Credit Suisse First Boston LLC, 5.23%, acquired
                   on 4/30/2007 and due 5/01/2007 at $13,000
                   (collateralized by $13,185 of Federal Home
                   Loan Bank Bonds(b), 4.87%, due 5/25/2012;
                   market value $13,263)                                  13,000
       22,000    Deutsche Bank Securities, Inc., 5.22%, acquired
                   on 4/30/2007 and due 5/01/2007 at $22,000
                   (collateralized by $21,962 of Freddie Mac
                   Notes(b), 4.00%-7.00%, due 12/15/2009-
                   3/15/2010; combined market value $22,440)              22,000
       24,000    Merrill Lynch Government Securities, Inc.,
                   5.20%, acquired on 4/30/2007 and due 5/01/2007
                   at $24,000 (collateralized by $24,475 of U.S.
                   Treasury Notes, 4.50%, due 3/31/2009; market
                   value $24,483)                                         24,000
                                                                 ---------------
                 Total Repurchase Agreements                              59,000
                                                                 ---------------
                 Total Short-term Investments Purchased With
                 Cash Collateral From Securities Loaned
                (cost: $89,835)                                           89,835
                                                                 ---------------


                 TOTAL INVESTMENTS (COST: $2,162,391)            $     2,535,330
                                                                 ===============

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  N O T E S
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                to Portfolio of INVESTMENTS


USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

16
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                to Portfolio of INVESTMENTS
                (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

                                                                              17
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================----------------------------------------------------------------
                to Portfolio of INVESTMENTS
                (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)


B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $85,348,000.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $388,368,000 and $15,429,000, respectively, resulting in net unrealized appreciation of $372,939,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,447,004,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

18

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================----------------------------------------------------------------
                to Portfolio of INVESTMENTS
                (continued)

USAA INCOME STOCK FUND
APRIL 30, 2007 (UNAUDITED)



SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2007.
(b) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.
* Non-income-producing security for the 12 months preceding April 30, 2007. As of April 30, 2007, 93.0% of the Fund's net assets were invested in dividend-paying stocks.



PORTFOLIO DESCRIPTION ABBREVIATIONS

REIT         Real Estate Investment Trust




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
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         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.